FAIR VALUE MEASUREMENTS - Additional Information (Detail) - Pension Benefits [Member] - USD ($) $ in Millions	Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan, Plan Assets, Amount	$ 197.4		$ 143.4	$ 121.7
Other Assets [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan, Plan Assets, Amount	$ 10.3	$ 11.1	$ 9.7